Revenues (Contract Liabilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change In Contract With Customer, Liability [Roll Forward]
Beginning of year	$ 200	$ 211
Revenue recognized included in the beginning balance	(182)	(16)
Increase due to consideration received, net of revenue recognized	56	5
End of year	74	200
Current portion - End of year	$ 74	$ 115